Tax expense - Additional information related to tax (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2018	Dec. 31, 2017 [1]	Jun. 30, 2018 [1]
Tax expense
Current tax	£ (1,453)		£ (959)
Deferred tax (note 25)	1,254	£ (6,618)	110	£ (10,593)	£ (21,685)
Total tax (expense)/credit recognized in other comprehensive income	£ (199)	£ (6,618)	£ (849)	£ (10,593)

[1]	Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.